Consolidated Changes in Stockholders' Deficit (Parenthetical) (USD $)	3 Months Ended
Mar. 31, 2013
Statement of Stockholders' Equity [Abstract]
Stock issued, per share	$ 0.001
Stock issued, per share	$ 0.002